Consolidated statement of changes in shareholders' equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of changes in shareholders' equity
Dividends proposed	€ 0.19
Dividends recognised		€ 0.17	€ 0.16
Special dividends			€ 0.10